Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Managers High Yield Fund

Supplement dated October 27, 2016 to the

Prospectus dated May 1, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers High Yield Fund, a series of AMG Funds II (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Fund – AMG Managers High Yield Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST391